NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED APRIL 13, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

Effective immediately, Anthony R. Burger is no longer a portfolio manager for Nuveen Equity Long/Short Fund. Robert C. Doll and Scott M. Tonneson will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ELSP-0417P

NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED APRIL 13, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

Effective immediately, Anthony R. Burger is no longer a portfolio manager for Nuveen Equity Long/Short Fund. Robert C. Doll and Scott M. Tonneson will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ELSSAI-0417P